Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Summary Of Share Option Activity
A summary of the Company’s share option activity and related information is as follows:

	Number of shares	Option price per share			Weighted avg. exercise price
Outstanding at December 31, 2012	881,338	$18.18	—	$65.50	$38.51
Exercised	(143,272)	18.18	—	47.20	30.64
Granted	115,257	46.86	—	58.09	47.86
Forfeited	(12,658)	36.56	—	60.42	56.90
Outstanding at December 31, 2013	840,665	$18.18	—	$65.50	$40.85
Exercised	(35,963)	32.50	—	52.72	42.63
Granted	172,178	51.64	—	51.64	51.64
Forfeited	(26,666)	45.20	—	51.64	50.11
Outstanding at December 31, 2014	950,214	$18.18	—	$65.50	$42.48
Exercised	(476,400)	18.18	—	61.53	37.42
Granted	121,546	61.79	—	61.79	61.79
Forfeited	(79,055)	45.20	—	65.50	63.88
Outstanding at December 31, 2015	516,305	$19.02	—	$65.50	$48.42

Schedule of Stock Option Expense to be Recognized in the Future	At December 31, 2015, stock-option expense to be recognized in future periods was $1.9 million as follows (in thousands):

Amount
Year:
2016	$904
2017	680
2018	293
2019	—
Total	$1,877

Summary Of Outstanding Options
The following table summarizes outstanding options at December 31, 2015:

Exercise price range	Options outstanding	Weighted avg. life remaining	Weighted avg. exercise price	Aggregate intrinsic value (in thousands)
$ 19.02 - 19.99	61,097	3.4
20.00 - 29.99	—	—
30.00 - 39.99	7,401	4.2
40.00 - 49.99	202,224	5.0
50.00 - 59.99	111,917	7.6
60.00 - 65.50	133,666	6.4
	516,305	5.7	$48.42	$5,731

Summary Of Exercisable Options
he following table summarizes exercisable options at December 31, 2015:

Exercise price range	Options outstanding	Weighted avg. life remaining	Weighted avg. exercise price	Aggregate intrinsic value (in thousands)
$ 19.02 - 19.99	61,097	3.4
20.00 - 29.99	—	—
30.00 - 39.99	7,401	4.2
40.00 - 49.99	158,853	4.6
50.00 - 59.99	32,518	6.7
60.00 - 65.50	45,310	1.1
	305,179	4.0	$43.87	$4,705

Summary Of Nonvested Share Activity
A summary of the Company’s nonvested share activity and related information is as follows:

	Number of shares	Weighted avg. grant date fair value	Weighted avg. life remaining
Outstanding at December 31, 2014	468,451	$49.29
Granted	218,285	60.69
Vested	(295,487)	50.37
Forfeited	(808)	54.69
Outstanding at December 31, 2015	390,441	$54.84	0.98

Nonvested Shares Unamortized Share-based Compensation Expense to be Recognized in the Future
At December 31, 2015, unamortized share-based compensation expense related to nonvested shares was $11.4 million and will be recognized in future periods as follows (in thousands):

Amount
Year:
2016	$5,297
2017	3,904
2018	2,153
Total	$11,354

Summary Of Restricted Share Unit Activity
A summary of the Company’s restricted share unit activity and related information is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Life Remaining
Outstanding at December 31, 2014	19,685	$53.55
Granted	18,036	57.57
Vested	(19,685)	53.55
Outstanding at December 31, 2015	18,036	$57.57	0.37